Changes in contract assets (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Balance at the beginning of the year	₨ 626
Revenue recognised during the year	11	626
Billed during the year	626
Balance at the end of the year	₨ 11	₨ 626